STOCK OPTION PLANS (Details - Assumptions) - Equity Option [Member]	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility		0.00%
Expected dividend yield	0.00%	0.00%
Risk-free interest rate		0.00%
Expected term (in years)
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	79.95%
Risk-free interest rate	2.14%
Expected term (in years)	5 years
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	133.53%
Risk-free interest rate	2.50%
Expected term (in years)	7 years 3 months